NEUBERGER&BERMAN
EQUITY TRUST

      SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 15, 1997, AS AMENDED MAY 14, 1998

I. THE SECTION WHICH PROVIDES A SUMMARY OF THE FEATURES OF NEUBERGER&BERMAN FOCUS TRUST (PAGE 4) IS REVISED TO READ AS FOLLOWS:

--------------------------------------------------------------------------------
FOCUS TRUST         Value fund, more concentrated     Invests   principally  in
                    portfolio  than  Guardian.        common  stocks   selected
                    May invest  without  regard       from  13   multi-industry
                    to  market capitalization.        sectors  of  the  economy.
                                                      To   maximize   potential
                                                      return,    the   Portfolio
                                                      normally  makes  at  least
                                                      90% of its  investments in
                                                      not more than six  sectors
                                                      of the economy believed by
                                                      the  portfolio  manager to
                                                      be undervalued.
--------------------------------------------------------------------------------



II. THE FOLLOWING DISCLOSURE REGARDING NEUBERGER&BERMAN FOCUS PORTFOLIO IS ADDED TO PAGE 19 OF THE PROSPECTUS:

INVESTMENT PROGRAMS - NEUBERGER&BERMAN FOCUS PORTFOLIO

      The   Portfolio   may  invest  in  stocks  of   companies  of  any  market
capitalization. For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 25.

III. THE FOLLOWING DISCLOSURE REGARDING NEUBERGER&BERMAN GUARDIAN PORTFOLIO IS ADDED TO PAGE 21 OF THE PROSPECTUS:

INVESTMENT PROGRAMS - NEUBERGER&BERMAN GUARDIAN PORTFOLIO

      For purposes of managing cash flow, the Portfolio at times may invest in financial instruments, the return on which is intended to approximate the performance of a recognized securities index, such as the S&P "500" Index. These may include options and futures on securities indices, options on such futures, and instruments structured as investment companies.

IV. THE PARAGRAPHS REGARDING THE PORTFOLIO MANAGEMENT OF NEUBERGER&BERMAN FOCUS PORTFOLIO, NEUBERGER&BERMAN GUARDIAN PORTFOLIO AND NEUBERGER&BERMAN PARTNERS PORTFOLIO IN THE SECTION "MANAGEMENT AND ADMINISTRATION - INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR, AND SUB-ADVISER" (PAGES 35-36) ARE
REVISED TO READ AS FOLLOWS:

MANAGEMENT AND ADMINISTRATION

INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR AND SUB-ADVISER

      Neuberger&Berman FOCUS Portfolio -- Kent C. Simons is manager of the Portfolio. Mr. Simons is Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio since 1988.

      Neuberger&Berman GUARDIAN Portfolio -- Kevin L. Risen and Rick White are co-managers of the Portfolio. Mr. Risen is a Vice President of N&B
Management and a principal of Neuberger&Berman. Mr. Risen has had responsibility for Neuberger&Berman GUARDIAN Portfolio since 1996, and during the prior year, he was a portfolio manager for Neuberger&Berman. He was a research analyst at Neuberger&Berman from 1992 to 1995. Mr. White is a Vice President of N&B Management. He has had responsibility for Neuberger&Berman GUARDIAN Portfolio since September 1998. From 1989 to September 1998, he was a portfolio manager for a mutual fund managed by a prominent investment adviser.

      Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen, Robert I. Gendelman, and S. Basu Mullick are co-managers of the Portfolio. Mr. Kassen, Mr. Gendelman, and Mr. Mullick are Vice Presidents of N&B Management. Mr. Kassen and Mr. Gendelman are principals of Neuberger&Berman. Mr. Kassen, Mr. Gendelman and Mr. Mullick have had responsibility for Neuberger&Berman PARTNERS Portfolio since June 1990, October 1994, and October 1998, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendelman was a portfolio manager for another mutual fund manager from 1992 to 1993. Mr. Mullick was a portfolio manager for a prominent investment adviser from 1993 to 1998.

V.  THE  FOLLOWING   PARAGRAPHS  ARE  ADDED  TO  THE  SECTION   "DESCRIPTION  OF
INVESTMENTS" ON PAGE 43 OF THE PROSPECTUS:

DESCRIPTION OF INVESTMENTS

      OTHER INVESTMENT COMPANIES. Neuberger&Berman GUARDIAN Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P "500" Index. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Neuberger&Berman GUARDIAN Portfolio does not intend to invest in such funds unless, in the judgment of N&B Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

      GENERAL RISKS OF OPTIONS, FUTURES AND FORWARD CONTRACTS. Neuberger & Berman GUARDIAN Portfolio may use options and futures on securities indices, and options on such futures, to increase its exposure to the broad equity markets. Such contracts are often closed out prior to the delivery date. The primary risks in using put and call options, futures contracts, and options on futures contracts ("Financial Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities index and the prices of the Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close them out when desired; and (3) the fact that the use of Financial Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of portfolio securities. When the Portfolio uses Financial Instruments, it will place cash or appropriate liquid securities in a segregated account or will "cover" its position, to the extent required by SEC staff policy. Another risk of Financial Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. Losses that may arise from certain futures transactions are potentially unlimited.


The date of this Supplement is October 1, 1998.

NEUBERGER&BERMAN
EQUITY TRUST


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 15, 1997


I. THE FINAL PARAGRAPH IN THE SECTION "INVESTMENT INFORMATION - INVESTMENT POLICIES AND LIMITATIONS" (PAGE 5) IS REVISED TO READ AS FOLLOWS:

      Each Portfolio (except Neuberger&Berman GUARDIAN and Neuberger&Berman SOCIALLY RESPONSIVE Portfolios) as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year. In addition, although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

II. THE SECTION "FUTURES CONTRACTS AND OPTIONS THEREON" (PAGE 19) IS REVISED BY ADDING THE FOLLOWING:

      Neuberger&Berman GUARDIAN Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

III. THE SECTION HEADING "FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, `HEDGING INSTRUMENTS') ON PAGE 19 IS REVISED TO READ "FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, `FINANCIAL INSTRUMENTS') AND IS REVISED BY ADDING THE
FOLLOWING:

PUT AND  CALL  OPTIONS  ON  SECURITIES  INDICES  (NEUBERGER&BERMAN  GUARDIAN
      PORTFOLIO).

      For purposes of managing cash flow, Neuberger & Berman GUARDIAN Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognize securities index, such as the S&P "500" Index . All securities index options purchased by Neuberger & Berman GUARDIAN Portfolio will be listed and traded on an exchange.

      The Portfolio may write securities index options to close out positions in such options that it has purchased. The Portfolio currently does not expect to invest a substantial portion of its assets in securities index options.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.





The date of this Supplement is October 1, 1998.

NEUBERGER&BERMAN
EQUITY TRUST

   SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 15, 1997, AS AMENDED MAY 14, 1998

I. THE SECTION "INVESTMENT PROGRAMS - NEUBERGER&BERMAN GUARDIAN PORTFOLIO" ON PAGE 21 OF THE PROSPECTUS IS REVISED BY ADDING THE FOLLOWING PARAGRAPH:

     For purposes of managing cash flow, the Portfolio at times may invest in financial instruments, the return on which is intended to approximate the performance of a recognized securities index, such as the S&P "500" Index. These may include options and futures on securities indices, options on such futures, and instruments structured as investment companies.


II.  THE  FOLLOWING   PARAGRAPHS  ARE  ADDED  TO  THE  SECTION  "DESCRIPTION  OF
INVESTMENTS" ON PAGE 43 OF THE PROSPECTUS:

DESCRIPTION OF INVESTMENTS

      OTHER INVESTMENT COMPANIES. Neuberger&Berman GUARDIAN Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P "500" Index. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Neuberger&Berman GUARDIAN Portfolio does not intend to invest in such funds unless, in the judgment of N&B Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

      GENERAL RISKS OF OPTIONS, FUTURES AND FORWARD CONTRACTS. Neuberger & Berman GUARDIAN Portfolio may use options and futures on securities indices, and options on such futures, to increase its exposure to the broad equity markets. Such contracts are often closed out prior to the delivery date. The primary risks in using put and call options, futures contracts, and options on futures contracts ("Financial Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities index and the prices of the Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close them out when desired; and (3) the fact that the use of Financial Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of portfolio securities. When the Portfolio uses Financial Instruments, it will place cash or appropriate liquid securities in a segregated account or will "cover" its position, to the extent required by SEC staff policy. Another risk of Financial Instruments is the possible inability of a

Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. Losses that may arise from certain futures transactions are potentially unlimited.


III. THE PARAGRAPH REGARDING THE PORTFOLIO MANAGEMENT OF NEUBERGER&BERMAN PARTNERS PORTFOLIO IN THE SECTION "MANAGEMENT AND ADMINISTRATION - INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR, AND SUB-ADVISER" (PAGE 36) IS REVISED TO READ AS FOLLOWS:

MANAGEMENT AND ADMINISTRATION

INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR AND SUB-ADVISER

      Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen, Robert I. Gendelman, and S. Basu Mullick are co-managers of the Portfolio. Mr. Kassen, Mr. Gendelman, and Mr. Mullick are Vice Presidents of N&B Management. Mr. Kassen and Mr. Gendelman are principals of Neuberger&Berman. Mr. Kassen, Mr. Gendelman and Mr. Mullick have had responsibility for Neuberger&Berman PARTNERS Portfolio since June 1990, October 1994, and October 1998, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendelman was a portfolio manager for another mutual fund manager from 1992 to 1993. Mr. Mullick was a portfolio manager for a prominent investment adviser from 1993 to 1998.




The date of this Supplement is October 1, 1998.

NEUBERGER&BERMAN
EQUITY TRUST


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 15, 1997


I. THE FINAL PARAGRAPH IN THE SECTION "INVESTMENT INFORMATION - INVESTMENT POLICIES AND LIMITATIONS" (PAGE 5) IS REVISED TO READ AS FOLLOWS:

      Each Portfolio (except Neuberger&Berman GUARDIAN and Neuberger&Berman SOCIALLY RESPONSIVE Portfolios) as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year. In addition, although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

II. THE SECTION "FUTURES CONTRACTS AND OPTIONS THEREON" (PAGE 19) IS REVISED BY ADDING THE FOLLOWING:

      Neuberger&Berman GUARDIAN Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

III. THE SECTION HEADING "FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, `HEDGING INSTRUMENTS') ON PAGE 19 IS REVISED TO READ "FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, `FINANCIAL INSTRUMENTS') AND IS REVISED BY ADDING THE FOLLOWING:

PUT AND CALL OPTIONS ON SECURITIES INDICES (NEUBERGER&BERMAN GUARDIAN
PORTFOLIO).

      For purposes of managing cash flow, Neuberger & Berman GUARDIAN Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognize securities index, such as the S&P "500" Index . All securities index options purchased by Neuberger & Berman GUARDIAN Portfolio will be listed and traded on an exchange.

      The Portfolio may write securities index options to close out positions in such options that it has purchased. The Portfolio currently does not expect to invest a substantial portion of its assets in securities index options.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.





The date of this Supplement is October 1, 1998.